Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2021
Accumulated other comprehensive income
18
. Accumulated other comprehensive income
The below table presents the changes in accumulated other comprehensive income (OCI) after income tax for the years ended March 31, 2020 and March 31, 2021.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)
Balance, March 31, 2019	Rs.	10,474.3	Rs.	1,334.5	Rs.	11,808.8
Net unrealized gain/(loss) arising during the period		47,574.2		1,771.7		49,345.9
Amounts reclassified to income		(8,823.1)		—		(8,823.1)

Balance, March 31, 2020	Rs.	49,225.4	Rs.	3,106.2	Rs.	52,331.6

Balance, March 31, 2020	Rs.	49,225.4	Rs.	3,106.2	Rs.	52,331.6
Net unrealized gain/(loss) arising during the period		(740.6)		(1,132.8)		(1,873.4)
Amounts reclassified to incom e		(23,271.9)		—		(23,271.9)

Balance, March 31, 2021	Rs.	25,212.9	Rs.	1,973.4	Rs.	27,186.3

Balance, March 31, 2021	US$	344.7	US$	27.0	US$	371.7

The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related income tax effect for periods ended March 31, 2020 and March 31, 2021.

	As of March 31,
	2020		2021		2021
	(In millions)
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	Rs.	(22,671.3)	Rs.	(34,014.8)	US$	(465.1)
Allowance on available for sale debt securities		9,109.0		2,915.1		39.9

Total before income tax	Rs.	(13,562.3)	Rs.	(31,099.7)	US$	(425.2)
Income tax		4,739.2		7,827.8		107.0

Net of income tax	Rs.	(8,823.1)	Rs.	(23,271.9)	US$	(318.2)